ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Allownace and Oil and Gas Properties (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($) bbl	Jun. 30, 2015 USD ($)	Dec. 31, 2016 bbl	Jun. 30, 2013 bbl
Oil and Gas Properties
Gain or loss recorded for oil and natural gas properties | $	$ 0
Average period over which oil and natural gas price is based to derive future net revenue	12 months
Discount percentage	10.00%
Proved reserves | bbl	0
Amortization of proved oil and gas properties subject to the full-cost ceiling test | $	$ 14,300	$ 0
Guinea concession
Oil and Gas Properties
Proved reserves | bbl			0	0